Bank loans and other debt (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended					12 Months Ended								0 Months Ended														12 Months Ended					12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 China Merchants Bank USD ($)	Dec. 31, 2013 China Merchants Bank USD ($)	Dec. 31, 2013 China Merchants Bank China Merchants Bank term loan drawn on January 31st 2013 Sinovac Beijing	Jan. 31, 2013 China Merchants Bank China Merchants Bank term loan drawn on January 31st 2013 Sinovac Beijing USD ($)	Jan. 31, 2013 China Merchants Bank China Merchants Bank term loan drawn on January 31st 2013 Sinovac Beijing CNY	Dec. 31, 2013 China Merchants Bank China Merchants Bank term loan drawn on January 31st 2013 Sinovac Beijing Prime Rate	Dec. 31, 2014 China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing	Mar. 03, 2014 China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing USD ($)	Mar. 03, 2014 China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing CNY	Dec. 31, 2014 China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing Prime Rate	Dec. 31, 2014 Bank Of Beijing USD ($)	Dec. 31, 2014 Bank Of Beijing Bank Term Loan Drawn In August 2014 Sinovac Beijing	Aug. 21, 2014 Bank Of Beijing Bank Term Loan Drawn In August 2014 Sinovac Beijing USD ($)	Aug. 21, 2014 Bank Of Beijing Bank Term Loan Drawn In August 2014 Sinovac Beijing CNY	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility USD ($) item	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility CNY	Dec. 31, 2013 Bank Of Beijing Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility Letter of Credit USD ($)	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility Letter of Credit CNY	Dec. 31, 2013 Bank Of Beijing Bank of Beijing loan for Changping facility Letter of Credit USD ($)	Dec. 31, 2014 Bank Of China USD ($)	Dec. 31, 2013 Bank Of China USD ($)	Sep. 23, 2014 Bank Of China Line of Credit Sinovac Dalian USD ($)	Sep. 23, 2014 Bank Of China Line of Credit Sinovac Dalian CNY	Mar. 31, 2014 Bank Of China Line of Credit Sinovac Dalian USD ($)	Mar. 31, 2014 Bank Of China Line of Credit Sinovac Dalian CNY	Sep. 24, 2013 Bank Of China Line of Credit Sinovac Dalian USD ($)	Sep. 24, 2013 Bank Of China Line of Credit Sinovac Dalian CNY	Mar. 13, 2013 Bank Of China Line of Credit Sinovac Dalian USD ($)	Mar. 13, 2013 Bank Of China Line of Credit Sinovac Dalian CNY	Dec. 31, 2014 Bank Of China Line of Credit Sinovac Dalian USD ($)	Dec. 31, 2014 Bank Of China Line of Credit Sinovac Dalian CNY	Dec. 31, 2013 Bank Of China Line of Credit Sinovac Dalian	Dec. 17, 2012 Bank Of China Line of Credit Sinovac Dalian USD ($)	Dec. 17, 2012 Bank Of China Line of Credit Sinovac Dalian CNY	Dec. 31, 2014 Industrial And Commercial Bank Of China USD ($)	Dec. 31, 2014 Industrial And Commercial Bank Of China Bank Term Loan Drawn In June 2014 Sinovac Beijing USD ($)	Dec. 31, 2014 Industrial And Commercial Bank Of China Bank Term Loan Drawn In June 2014 Sinovac Beijing CNY	Dec. 31, 2014 Industrial And Commercial Bank Of China Bank Term Loan Drawn In June 2014 Sinovac Beijing Prime Rate	Dec. 31, 2014 China Construction Bank China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2013 China Construction Bank China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2014 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2014 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2013 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2013 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2014 China Construction Bank China Construction Bank - Sinovac Beijing USD ($)	Dec. 31, 2014 China Construction Bank China Construction Bank - Sinovac Beijing CNY	Dec. 31, 2013 China Construction Bank China Construction Bank - Sinovac Beijing USD ($)	Dec. 31, 2013 China Construction Bank China Construction Bank - Sinovac Beijing CNY	Dec. 31, 2014 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2013 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2014 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project USD ($)	Dec. 31, 2014 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project CNY	Dec. 31, 2013 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project USD ($)	Dec. 31, 2013 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project CNY
Bank Loans and Other Debt
Bank loan	$ 17,729	$ 3,304		$ 4,835	$ 1,652									$ 8,059										$ 1,612	$ 1,652														$ 3,223
Current portion of long-term bank loans	29,646	12,913																11,741	72,900	12,065																							13,861	330	13,861	86,000			4,044		518
Long-term bank loans and other debt	1,803	32,146																		12,065																								14,206							4,145		1,803	1,730
Total bank loans and other debt	49,178	48,363
Face amount of debt instrument							1,652	10,000			4,835	30,000				8,059	50,000																							3,223	20,000								8,059	50,000					1,934	12,000
Maximum borrowing capacity																		32,234	200,000		12,894	80,000															3,223	20,000
Interest rate amount over base rate (as a percent)									10.00%				15.00%																													10.00%
Term of debt instrument						1 year				1 year																														1 year	1 year								3 years	3 years
Amount drawn/ received	17,837	16,800	16,787																							806	5,000	806	5,000	806	5,000	806	5,000																								967	6,000	967	6,000
Interest rate (as a percent)															6.00%																			7.40%	7.40%	7.40%													6.15%	6.15%	6.15%	6.15%			0.36%	0.36%	0.36%	0.36%
Repayment of debt	15,962	4,089	4,755															11,790	72,600																										322	2,000	322,000	2,000	494	3,000	458	3,000
Financing fee rate (as a percent)																																								0.90%	0.90%
Current interest rate (as a percent)	6.80%	6.60%	7.00%							6.90%								6.40%	6.40%	6.40%																				7.50%	7.50%				6.40%	6.40%	6.40%	6.40%
Guarantee fee																																								64	400
Amount pledged as collateral																		3,285	20,400															9,637	59,800					5,641	35,000						17,798,000	110,000
Aggregate principal amount outstanding																		23,531	146,000	24,130																									14,183	88,000	14,536		4,996	31,000
Percentage of debt repayable																																																	10.00%	10.00%	10.00%	10.00%
Debt covenant, debt to total assets ratio not higher than																																																	85.00%	85.00%
Debt covenant, current ratio not lower than																																																	1.00%	1.00%
Debt covenant, contingent liability not higher than																																																	14,667	91,000
Debt covenant, gearing ratio not higher than																																																	10.00%	10.00%
Term after which variable rate basis is to be adjusted																		12 months	12 months	12 months																									12 months	12 months	12 months	12 months
Number of installments in which loan is repayable																		4	4
Letters of credit issued																					0		0
Ownership of profits from intellectual property, percentage to which lender is entitled																																																							10.62%	10.62%
Fair value differential																																																							376		383
Effective interest rate used to calculate fair value differential (as a percent)																																																							6.90%	6.90%
Aggregate annual principal payments of loans payable
Within 1 year	47,375	16,217
Between 1 and 2 years	1,803
Total bank loans and other debt	49,178	48,363
Weighted average interest rate for short-term loans	6.80%	7.00%	7.00%
Interest costs incurred, net of interest subsidies received	3,374	2,942	1,955
Interest costs capitalized in property, plant and equipment	0	116	1,306
Interest subsidies received			$ 1,458